Summary of Principal Accounting Policies - Summary Of Operating Lease Liabilities As Reconciled To Its Discounted Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure Detailed Of Operating Lease Liabilities As Reconciled To Its Discounted Value [Line Items]
The total future minimum lease payments of significant operating leases		¥ 227,935
Present value discounted using the Group's incremental borrowing rate		166,955
Lease Liability	¥ 171,536	163,196
Difference between the present value and lease liabilities		¥ 3,759